Note 17 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Note 17 - Financial Instruments (Tables) [Line Items]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Counterparty	SWAP Number (Nr)	Notional Amount	Period (Years)	Effective Date	Interest Rate Payable	Fair Value - Liability
		June 30, 2014				December 31, 2013	June 30, 2014
ALPHA BANK	1	$20,000	7	March 30, 2008	10.85%	(1,697)	(1,134)

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding	Term	Warrant Exercise Price	Fair Value – Liability
June 30, 2014			December 31, 2013	June 30, 2014
5,330,000	5 years	$2.50	-	(7,157)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Liability Financial Instruments
	December 31, 2013				June 30, 2014
Financial Instruments not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Financial instruments	$1,135	Non-Current liabilities –Financial instruments	$562	Current liabilities – Financial instruments	$1,134	Non-Current liabilities – Financial instruments	$-
Warrants	-	$-	-	$-	-	$-	-	$7,157

Derivative Instruments, Gain (Loss) [Table Text Block]
Financial Instruments not designated as hedging instruments	Location in Statement of Comprehensive Income	June 30, 2013	June 30, 2014
Interest rate swaps- change in fair value	Gain on financial instruments included under ‘Net loss on financial instruments’	$1,388	$563
Interest rate swaps– realized loss	Net loss on derivative financial instruments	$(1,448)	$(564)
Warrants- change in fair value	Loss on financial instruments included under ‘Net loss on financial instruments’	$-	$(679)
Total		$(60)	$(680)

Fair Value, Measurements, Recurring [Member]
Note 17 - Financial Instruments (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2013		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	$-
As of June 30, 2014		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,134	-	$1,134	$-
Warrants	$7,157	-	$-	$7,157